Available-for-Sale Investments - Summary of Available-for-Sale Debt and Equity Securities (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Current Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 3,138	$ 2,003,138
Net unrealized gains	14,015	2,928
Fair values	17,153	2,006,066
Non-Current Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	1,003,138	3,003,138
Net unrealized gains	59,215	36,728
Fair values	1,062,353	3,039,866
Unlisted Investments, Current [Member] | Current Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		2,000,000
Net unrealized gains
Fair values		2,000,000
Listed Equity Securities [Member] | Current Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	3,138	3,138
Net unrealized gains	14,015	2,928
Fair values	17,153	6,066
Unlisted Investments, Non-Current [Member] | Non-Current Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	1,000,000	1,000,000
Net unrealized gains	45,200	33,800
Fair values	$ 1,045,200	$ 1,033,800